Schedule of changes in accumulated other comprehensive loss (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Actuarial (loss)/ gain on defined benefit plan:
Actuarial (loss)/ gain on obligation	[1]		₨ 2,009	₨ 25,396	₨ (5,776)
Income tax expense			215	(881)	250
Total		$ 31	2,224	24,515	(5,526)
Foreign currency translation:
Foreign currency translation differences			(4,552)	(28,658)	(4,834)
Income tax expense
Total		$ (62)	₨ (4,552)	₨ (28,658)	₨ (4,834)

[1]	Refer to Note 31 for the movement during the year.